Financial liabilities - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	$ 18,770		$ 22,701
New York [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings	1,400
Paycheck Protection Program Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings			$ 1,500
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	21,000
Current liability of loan	2,200
Non current liability of loan	18,800
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	$ 21,000	€ 18.5
Guaranteed borrowing amount, percentage	90.00%
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate	0.31%	0.31%
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate	3.35%	3.35%